Fees Summary	May 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 172,368,000.00
Total Fee Amount	23,804.02
Total Offset Amount	4,461.99
Net Fee	$ 19,342.03
Offering Table N/A
Offset Table N/A